Clough Long/Short Equity ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Banking — 5.2%
ICICI Bank, Ltd. - ADR (b)	6,050	$148,648
NU Holdings, Ltd. - Class A (a)(b)	16,200	128,952
		277,600
Consumer Discretionary Products — 5.8%
indie Semiconductor, Inc. - Class A (a)(d)	14,903	141,280
Skyline Champion Corp. (a)(d)	2,400	167,184
		308,464
Consumer Discretionary Services — 14.9%
2U, Inc. (a)	24,204	115,695
Arcos Dorados Holdings, Inc. - Class A (b)(d)	12,243	138,346
Carnival Corp. (a)(b)	5,700	107,388
DraftKings, Inc. (a)(d)	3,500	111,230
OneSpaWorld Holdings, Ltd. (a)(b)(d)	11,200	143,864
Service Corp. International (d)	2,684	178,889
		795,412
Consumer Staple Products — 2.0%
Carlsberg AS - Class B - ADR (b)(d)	3,600	107,748

Health Care — 8.2%
Humacyte, Inc. (a)	54,354	178,281
ModivCare, Inc. (a)	2,600	113,724
TransMedics Group, Inc. (a)(d)	1,600	149,088
		441,093
Industrial Products — 5.2%
Blue Bird Corp. (a)	7,200	150,768
Chart Industries, Inc. (a)	704	128,241
		279,009
Industrial Services — 4.6%
Rollins, Inc. (d)	3,163	129,145
Sterling Infrastructure, Inc. (a)	1,900	113,981
		243,126
Insurance — 2.5%
Tokio Marine Holdings, Inc. - ADR (a)(b)(d)	5,896	135,726

Materials — 8.1%
Agnico Eagle Mines, Ltd. (b)(d)	2,846	149,159
B2Gold Corp. (b)(d)	40,130	140,054
Kinross Gold Corp. (b)(d)	29,200	145,416
		434,629
Media — 2.8%
MakeMyTrip, Ltd. (a)(b)	5,250	151,043

Oil & Gas — 12.8%
Chesapeake Energy Corp. (d)	1,638	138,149
Helix Energy Solutions Group, Inc. (a)(d)	14,600	140,160
New Fortress Energy, Inc.	3,900	111,345
Pioneer Natural Resources Co. (d)	644	145,331
TechnipFMC PLC (a)(b)(d)	8,340	152,956
		687,941
Retail & Wholesale - Discretionary — 7.1%
MercadoLibre, Inc. (a)	123	152,280
Natura & Co. Holding SA - ADR (a)(b)	16,620	127,309
The RealReal, Inc. (a)	37,515	102,791
		382,380
Software & Technology Services — 8.9%
Planet Labs PBC (a)	40,200	149,544
SS&C Technologies Holdings, Inc. (d)	2,850	166,012
StoneCo, Ltd. - Class A (a)(b)	11,150	161,564
		477,120
Technology Hardware & Semiconductors — 2.7%
Aehr Test Systems (a)(d)	2,804	146,257

Utilities — 9.0%
American Electric Power Co., Inc. (d)	1,900	161,006
Avista Corp. (d)	3,900	150,696
Hawaiian Electric Industries, Inc. (d)	4,500	172,755
		484,457
TOTAL COMMON STOCKS (Cost $4,771,253)		5,352,005

MONEY MARKET FUNDS — 8.4%
First American Government Obligations Fund - Class X, 5.14% (c)	449,128	449,128
TOTAL MONEY MARKET FUNDS (Cost $449,128)		449,128

TOTAL INVESTMENTS (Cost $5,220,381) — 108.2%		5,801,133
Other assets and liabilities, net — (8.2)%		(437,536)
NET ASSETS — 100.0%		$5,363,597

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security
(c)	The rate shown is the seven-day yield at period end.
(d)	All or a portion of the security has been pledged to cover short positions. As of July 31, 2023, the value of these securities amounts to $1,839,712 or 34.3% of net assets.

Clough Long/Short Equity ETF
Schedule of Securities Sold Short
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — (33.8)%
Consumer Discretionary Products — (5.5)%
Deckers Outdoor Corp. (a)	100	$54,369
On Holding AG - Class A (a)(b)	1,500	54,000
Tesla, Inc. (a)	450	120,344
Under Armour, Inc. - Class A (a)	8,000	64,480
		293,193
Consumer Discretionary Services — (3.0)%
Chipotle Mexican Grill, Inc. (a)	25	49,057
Marriott International, Inc. - Class A	400	80,724
Sweetgreen, Inc. - Class A (a)	2,000	30,140
		159,921
Consumer Staple Products — (1.6)%
Helen of Troy, Ltd. (a)(b)	600	84,780

Financial Services — (5.6)%
Apollo Global Management, Inc.	500	40,855
Blackstone, Inc.	500	52,395
Discover Financial Services	800	84,440
KKR & Co., Inc.	700	41,566
The Charles Schwab Corp.	1,200	79,320
		298,576
Industrial Services — (0.9)%
SiteOne Landscape Supply, Inc. (a)	300	51,000

Retail & Wholesale - Discretionary — (11.5)%
Amazon.com, Inc. (a)	500	66,840
Best Buy Co., Inc.	700	58,135
Figs, Inc. - Class A (a)	9,000	66,240
Lowe's Cos., Inc.	270	63,253
Lululemon Athletica, Inc. (a)	190	71,921
MarineMax, Inc. (a)	2,000	80,660
OneWater Marine, Inc. (a)	1,600	60,240
Sally Beauty Holdings, Inc. (a)	6,000	71,820
Williams-Sonoma, Inc.	550	76,252
		615,361
Software & Technology Services — (3.3)%
International Business Machines Corp.	620	89,392
PTC, Inc. (a)	600	87,486
		176,878
Technology Hardware & Semiconductors — (2.4)%
NVIDIA Corp.	280	130,841
Total Common Stocks (Proceeds $1,698,849)		1,810,550

Real Estate Investments Trusts (REITs) — (6.1)%
Digital Realty Trust, Inc.	600	74,772
Empire State Realty Trust, Inc.	6,400	57,280
Medical Properties Trust, Inc.	7,200	72,648
Rexford Industrial Realty, Inc.	1,200	66,108
Starwood Property Trust, Inc.	2,900	60,146
Total REITS (Proceeds $292,425)		330,954
Total Securities Sold Short (Proceeds $1,991,274) — (39.9)%		2,141,504

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$5,352,005	$-	$-	$5,352,005
Money Market Funds	449,128	-	-	449,128
Total Investments - Assets	$5,801,133	$-	$-	$5,801,133

Securities Sold Short - Liabilities:
Common Stocks*	$1,810,550	$-	$-	$1,810,550
REITs	330,954	-	-	330,954
Total Securities Sold Short - Liabilities	$2,141,504	$-	$-	$2,141,504

* See the Schedules of Investments and Securities Sold Short for industry classifications.